FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS:

Disclosures relating to the nature and extent of the Company’s exposure to risks arising from financial instruments, including credit risk, liquidity risk, foreign currency risk and interest rate risk, as well as risks arising from commodity prices, and how the Company manages those risks, are included in the section entitled “Financial risk management” of the Management’s Discussion and Analysis of the Company’s operations, financial performance and financial position as at December 31, 2017 and January 1, 2017. Accordingly, these disclosures are incorporated into these consolidated financial statements by cross-reference.

(a)	Financial instruments - carrying amounts and fair values:
The carrying amounts and fair values of financial assets and liabilities included in the consolidated statements of financial position are as follows:

	December 31, 2017	January 1, 2017

Financial assets
Amortized cost:
Cash and cash equivalents	$52,795	$38,197
Trade accounts receivable	243,365	277,733
Financial assets included in prepaid expenses, deposits and other current assets	28,711	22,722
Long-term non-trade receivables included in other non-current assets	2,781	476
Derivative financial instruments designated as effective hedging instruments included in prepaid expenses, deposits and other current assets	15,688	32,572
Derivative financial instruments included in prepaid expenses, deposits and other current assets - total return swap	1,232	—

Financial liabilities
Amortized cost:
Accounts payable and accrued liabilities	$255,832	$231,927
Long-term debt - bearing interest at variable rates	430,000	400,000
Long-term debt - bearing interest at fixed rates (1)	200,000	200,000
Derivative financial instruments designated as effective hedging instruments included in accounts payable and accrued liabilities	2,644	1,515
Derivative financial instruments included in accounts payable and accrued liabilities - total return swap	—	620
(1) The fair value of the long-term debt bearing interest at fixed rates was $197.6 million as at December 31, 2017 (January 1, 2017 - $192.5 million).

Short-term financial assets and liabilities
The Company has determined that the fair value of its short-term financial assets and liabilities approximates their respective carrying amounts as at the reporting dates due to the short-term maturities of these instruments, as they bear variable interest-rates or because the terms and conditions are comparable to current market terms and conditions for similar items.

Non-current assets and long-term debt bearing interest at variable rates
The fair values of the long-term non-trade receivables included in other non-current assets and the Company’s long-term debt bearing interest at variable rates also approximate their respective carrying amounts because the interest rates applied to measure their carrying amounts approximate current market interest rates.

14. FINANCIAL INSTRUMENTS (continued):

(a)	Financial instruments - carrying amounts and fair values (continued):

Long-term debt bearing interest at fixed rates
The fair value of the long-term debt bearing interest at fixed rates is determined using the discounted future cash flows method and at discount rates based on yield to maturities for similar issuances. The fair value of the long-term debt bearing interest at fixed rates was measured using Level 2 inputs in the fair value hierarchy. In determining the fair value of the long-term debt bearing interest at fixed rates, the Company takes into account its own credit risk and the credit risk of the counterparties.

Derivatives
The derivative financial instruments designated as effective hedging instruments consist of foreign exchange and commodity forward, option, and swap contracts, as well as floating-to-fixed interest rate swaps to fix the variable interest rates on a designated portion of borrowings under the term loan and unsecured notes. The fair value of the forward contracts is measured using a generally accepted valuation technique which is the discounted value of the difference between the contract’s value at maturity based on the rate set out in the contract and the contract’s value at maturity based on the rate that the counterparty would use if it were to renegotiate the same contract terms at the measurement date under current conditions. The fair value of the option contracts is measured using option pricing models that utilize a variety of inputs that are a combination of quoted prices and market-corroborated inputs, including volatility estimates and option adjusted credit spreads. The fair value of the interest rate swaps is determined based on market data, by measuring the difference between the fixed contracted rate and the forward curve for the applicable floating interest rates.

The Company also has a total return swap (“TRS”) outstanding that is intended to reduce the variability of net earnings associated with deferred share units, which are settled in cash. The TRS is not designated as a hedging instrument and, therefore, the fair value adjustment at the end of each reporting period is recognized in selling, general and administrative expenses. The fair value of the TRS is measured by reference to the market price of the Company’s common shares, at each reporting date. The TRS has a one-year term, may be extended annually, and the contract allows for early termination at the option of the Company. As at December 31, 2017, the notional amount of TRS outstanding was 284,761 shares.

Derivative financial instruments were measured using Level 2 inputs in the fair value hierarchy. In determining the fair value of derivative financial instruments the Company takes into account its own credit risk and the credit risk of the counterparties.

(b) Derivative financial instruments - hedge accounting:
During fiscal 2017, the Company entered into foreign exchange and commodity forward, option, and swap contracts in order to minimize the exposure of forecasted cash inflows and outflows in currencies other than the U.S. dollar and to manage its exposure to movements in commodity prices, as well as floating-to-fixed interest rate swaps to fix the variable interest rates on a designated portion of borrowings under the term loan and unsecured notes.
The forward foreign exchange contracts were designated as cash flow hedges and qualified for hedge accounting. The forward foreign exchange contracts outstanding as at December 31, 2017 consisted primarily of contracts to reduce the exposure to fluctuations in Canadian dollars, Euros, Australian dollars, Pounds sterling, and Mexican pesos against the U.S. dollar.
The commodity forward, option, and swap contracts were designated as cash flow hedges and qualified for hedge accounting. The commodity contracts outstanding as at December 31, 2017 consisted primarily of forward, collar, and swap contracts to reduce the exposure to movements in commodity prices.
The floating-to-fixed interest rate swaps were designated as cash flow hedges and qualified for hedge accounting. The floating-to-fixed interest rate swaps contracts outstanding as at December 31, 2017 served to fix the variable interest rates on the designated interest payments of a portion of the Company's long term debt.

14. FINANCIAL INSTRUMENTS (continued):

(b) Derivative financial instruments - hedge accounting (continued):
The following table summarizes the Company’s commitments to buy and sell foreign currencies as at December 31, 2017:

				Carrying and fair value		Maturity
	Notional			Prepaid	Accounts
	foreign			expenses,	payable
	currency	Average	Notional	deposits and	and
	amount	exchange	U.S. $	other current	accrued	0 to 12
	equivalent	rate	equivalent	assets	liabilities	months
Cash flow hedges:
Forward foreign exchange contracts:
Sell GBP/Buy USD	28,290	1.3207	$37,363	$—	$(859)	$(859)
Sell EUR/Buy USD	31,625	1.1866	37,526	64	(687)	(623)
Sell CAD/Buy USD	45,596	0.7845	35,768	62	(629)	(567)
Buy CAD/Sell USD	52,425	0.7747	40,613	1,189	(26)	1,163
Sell AUD/Buy USD	7,542	0.7608	5,738	6	(142)	(136)
Buy MXN/Sell USD	145,025	0.0515	7,472	—	(280)	(280)
Sell MXN/Buy USD	19,040	0.0491	935	—	(21)	(21)
			$165,415	$1,321	$(2,644)	$(1,323)

The following table summarizes the Company's commodity contracts outstanding as at December 31, 2017:

			Carrying and fair value	Maturity
			Prepaid expenses,
			deposits and other	0 to 12
	Type of commodity	Notional amount	current assets	months
Cash flow hedges:

Forward contracts	Cotton	20,232 pounds	$507	$507
Swap and collar contracts	Energy	144 barrels	1,706	1,706
			$2,213	$2,213

14. FINANCIAL INSTRUMENTS (continued):

(b) Derivative financial instruments - hedge accounting (continued):
The following table summarizes the Company’s floating-to-fixed interest rate swap contracts outstanding as at December 31, 2017:

					Carrying and fair value
Notional					Prepaid expenses,
amount of			Fixed	Floating	deposits and other
borrowings	Maturity date	Pay / Receive	rate	rate	current assets
Cash flow hedges:
$150,000	June 17, 2021	Pay fixed rate / receive floating rate	0.96%	US LIBOR	$5,617
50,000	August 25, 2023	Pay fixed rate / receive floating rate	1.18%	US LIBOR	2,787
50,000	August 25, 2026	Pay fixed rate / receive floating rate	1.34%	US LIBOR	3,750
$250,000					$12,154

The following table summarizes the Company’s hedged items as at December 31, 2017:

			Change in
	Carrying amount of		value used for	Cash flow
	the hedged item		calculating hedge	hedge reserve
	Assets	Liabilities	ineffectiveness	(AOCI)
Cash flow hedges:

Foreign currency risk:
Forecast sales	$—	$—	$1,658	$(1,658)
Forecast expenses	—	—	(883)	883

Commodity risk:
Forecast purchases	—	—	(2,213)	2,213

Interest rate risk:
Forecast interest payments	—	—	(12,102)	12,102
	$—	$—	$(13,540)	$13,540

No ineffectiveness was recognized in net earnings as the change in value of the hedging instrument used for calculating ineffectiveness was the same or smaller as the change in value of the hedged items used for calculating the ineffectiveness.

14. FINANCIAL INSTRUMENTS (continued):

(c)	Financial expenses, net:

	2017	2016

Interest expense on financial liabilities recorded at amortized cost (1)	$17,126	$12,568
Bank and other financial charges	8,025	6,348
Interest accretion on discounted provisions	311	336
Foreign exchange (gain) loss	(1,276)	434
	$24,186	$19,686

(1) Net of capitalized borrowing costs of $1.2 million (2016 - $0.2 million).

(d)	Hedging components of other comprehensive income (“OCI”):

	2017	2016

Net gain (loss) on derivatives designated as cash flow hedges:
Foreign currency risk	$(6,076)	$161
Commodity price risk	11,087	33,963
Interest rate risk	425	11,678

Income taxes	60	(3)

Amounts reclassified from OCI to inventory, related to commodity price risk	(33,294)	(4,356)

Amounts reclassified from OCI to net earnings, related to foreign currency risk, and included in:
Net sales	1,626	19
Cost of sales	(1,042)	—
Selling, general and administrative expenses	(2,087)	(668)
Financial expenses, net (1)	2,234	(1,295)
Income taxes	(4)	19
Cash flow hedging (loss) gain	$(27,071)	$39,518
(1) The amount reclassified from OCI to net earnings related to interest rate risk was not significant for the year ended December 31, 2017.

The change in the time value element of option and swap contracts designated as cash flow hedges to reduce the exposure in movements of commodity prices was not significant for the year ended December 31, 2017.

The change in the forward element of derivatives designated as cash flow hedges to reduce foreign currency risk was not significant for the year ended December 31, 2017.

Approximately $3.1 million of net gains presented in accumulated other comprehensive income are expected to be reclassified to inventory or net earnings within the next twelve months.